Main Events (Details) - Schedule of the final exchange ratio in the merger agreement	Jun. 30, 2022 shares
Initial Exchange Ratio [Member]
Main Events (Details) - Schedule of the final exchange ratio in the merger agreement [Line Items]
Unrestricted shares	4,402,404
Shares with sale restriction	812,981
Total shares	5,215,385	[1]
Warrants	654,487
Adjustment to exchange ratio [Member]
Main Events (Details) - Schedule of the final exchange ratio in the merger agreement [Line Items]
Unrestricted shares	(357,750)
Shares with sale restriction	(66,065)
Total shares	(423,815)	[1]
Warrants	(53,185)
Final Exchange Ratio [Member]
Main Events (Details) - Schedule of the final exchange ratio in the merger agreement [Line Items]
Unrestricted shares	4,044,654
Shares with sale restriction	746,916
Total shares	4,791,570	[1]
Warrants	601,302

[1]	The adjustment in the exchange refers to the 423,815 shares, that the former shareholders of Agrifirma Holding will have to return. The share return process was completed on October 26, 2020.